June 20, 2011

Ms. Valerie Lithotomos

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Pre-Effective Amendment No. 2 to Form N-14 for Calvert Social Investment Fund (File No. 333-173983)

Dear Ms. Lithotomos:

The above Registrant filed today electronically, Pre-effective Amendment #2 to the Form N-14 for the Calvert Equity Portfolio, a series of Calvert Social Investment Fund, for the proposed merger of the Calvert Large Cap Growth Fund, a series of Calvert Impact Fund, Inc. into the Calvert Equity Portfolio, pursuant to Rule 14a-6 of the Securities and Exchange Act of 1934.

This amendment reflects those comments made to the filing (Prospectus/Proxy Statement) pursuant to recent conversations with yourself and Kevin Rupert. In particular:

1.      Disclosure has been added to detail the breakout on the Management Fee, between the advisory fee and the administrative services fee (which differs per class).

2.      I can confirm that the prospectus for the Acquiring Fund, the Calvert Equity Portfolio, will accompany the Proxy Statement being distributed to Calvert Large Cap Growth Fund shareholders.

3.      Narrative has been added to disclose that a performance fee will not be in effect for the Calvert Equity Portfolio, though it does exist in the sub-advisory agreement for the Calvert Large Cap Growth Fund.

4.      Disclosure has been added to state that we don’t believe the tax consequences of the sale of securities in connection with the transition of the merger will be material.

5.      Disclosure has been added to provide an allocation on the proxy costs between the two funds.

6.      Lastly, I can confirm that the new sub-advisory agreement between Calvert and Atlanta Capital (as the new sub-advisor to the Calvert Large Cap Growth Fund), the revised Schedule A to the Investment Advisory Agreement to reflect the new voluntary breakpoints, and the revised Schedule II to the Distribution Agreement to reflect the lower 12b-1 fee for Class A shares of the Calvert Equity Portfolio are also being filed as exhibits to the Part C.

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In addition, on behalf of Registrant, Calvert Social Investment Fund, I acknowledge that (1) the Fund is responsible for the adequacy and accuracy of the disclosure in the filings; (2) Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and (3) the fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Accordingly, I hereby request that the effective date of the registration statement be accelerated to Wednesday, June 22, 2011 or as soon as practicable thereafter.

Should you have any questions, please contact me at 301-951-4858.

Very truly yours,

/s/ Ivy Wafford Duke

Ivy Wafford Duke

Assistant Vice President and

Deputy General Counsel

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